Note 13 - Stock options activity (Details) (Common Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock Options
Options Outstanding, Beginning	9,364,000	7,350,000
Options expired	(1,100,000)	(1,075,000)
Options cancelled	(2,299,000)
Options granted	450,000	3,089,000
Options exercised
Options Outstanding, Ending	6,415,000	9,364,000
Weighted Average Exercise Price, Beginning	$ 0.19	$ 0.19
Weighted Average Exercise Price, Options expired	$ (0.19)	$ (0.19)
Weighted Average Exercise Price, Options cancelled	$ (0.21)
Weighted Average Exercise Price, Options granted	$ 0.08	$ 0.22
Weighted Average Exercise Price, Options exercised
Weighted Average Exercise Price, Ending	$ 0.18	$ 0.19
Options Exercisable, Ending	6,415,000
Weighted Average Exercise Price, Options Exercisable	$ 0.18